Summary of Significant Accounting Policies - Schedule Of Earnings Per Share Basic and Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Numerator:
Allocation of net income	$ (1,635,954)	$ 1,098,668	$ (225,688)	$ 7,069,017	$ (9,271,235)		$ 7,941,997
Common Class A [Member]
Numerator:
Allocation of net income	$ (723,074)	$ 878,934	$ (225,688)	$ 7,069,017	$ (6,871,324)	$ 6,843,329	$ 6,353,598
Denominator:
Basic and diluted weighted average common shares outstanding	4,545,455	25,000,000	25,000,000	25,000,000	17,176,871	25,000,000	25,000,000
Basic and diluted net income per common share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25
Common Class B [Member]
Numerator:
Allocation of net income	$ (912,880)	$ 219,734	$ (225,688)	$ 7,069,017	$ (2,399,911)	$ 6,843,329	$ 1,588,399
Denominator:
Basic and diluted weighted average common shares outstanding	5,738,636	6,250,000	6,250,000	6,250,000	6,058,673	6,250,000	6,250,000
Basic and diluted net income per common share	$ (0.16)	$ 0.04	$ (0.01)	$ 0.23	$ (0.40)	$ 0.22	$ 0.25